EQUITY	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Notes to Financial Statements
EQUITY

NOTE 12– EQUITY

Effective as of June 6, 2018, AB International Group Corporation amended its Articles of Incorporation to increase its authorized common stock to One Billion (1,000,000,000) shares, par value $0.001 per share.

During the year ended August 31, 2019, the following 40,600,000 common shares were returned to the Company due to the termination of the Investor Agreement to acquire 51% ownership of iCrowdU Inc:

●	2,000,000 shares for acquisition of shares of iCrowdU as collateral and 8,000,000 shares as consideration.

●	20,200,000 issued to Alexander Holtermann for employment as Chief Executive Officer, 10,200,000 to Ian Wright for employment as Chief Operational Officer, and 200,000 to Eichbaum Financial Reporting Services Inc. for consulting fees.

In June, 2019, the Company incurred a 50:1 common reverse stock split. Prior to approval of the reverse split the Company had a total of 177,100,000 issued and outstanding shares of common stock, par value $0.001. On the effective date of the reverse split, the Company has a total of 3,602,016 issued and outstanding shares of common stock, par value $0.001.

Upon the Reverse Split becoming effective, the par value per share of common stock will remain unchanged at $0.001 per share. As a result, on the effective date of the Reverse Split, the stated capital on the Company’s balance sheet attributable to our common stock will be reduced proportionally, based on the exchange ratio of the Reverse Split, from its present amount, and the additional paid-in capital account will be credited with the amount by which the stated capital is reduced. The net income or loss and net book value per share of common stock will be increased, because there will be fewer shares of common stock outstanding.

The Company issued the following common shares during year ended August 31, 2019:

●	1,975,000 shares issued for consulting services of $59,250 to two third-party consultants during Q1, FY2019 and 3,300,000 common shares for consulting services of $99,000 to nine third-party consultants during Q3, FY2019

●	20,100,000 shares for services of the Chief Operational Officer, the Chief Marketing Officer, and the Chief Financial Officer.

●	18,000,000 common shares issued at $0.02 per share to five unrelated parties for proceeds of $360,000 during Q2, FY2019. The five unrelated parties include Anyone Pictures Limited, Kangdi Liu, Lijun Yu, Zestv Features Limited, and All In One Media Limited.

●	13,000,000 common shares issued at $0.02 per share to three unrelated parties, including 3,000,000 to Kangdi Liu and 10,000,000 Bonus Media Investment Limited during Q3, 2019 for total proceeds of $260,000 during Q3, FY2019.

●	3,000,000 common shares issued at $0.02 per share to an unrelated third party Zestv Features Limited in Q4, FY2019 before the 50:1 reverse stock split for a total proceed of $60,000.

●	20,000,000 common shares to the Chief Executive Officer Chiyuan Deng with 14,000,000 issued at $0.02 per share in Q3, FY2019 and 600,000 shares issued at $2 per share in Q4, FY2019 after the 50:1 reverse stock split for total cash proceeds of $1,480,000.

●	620,000 common shares issued at $2 per share after the reverse stock split to five unrelated party, including 100,000 to All In One Media Limited, 60,000 to KangDi Liu, 130,000 to Anyone Pictures Limited, 165,000 to StarEastNet, and 165,000 to Baoyu Chen, for total proceeds of $1,240,000

There are no common shares issued during the nine months ended May 31, 2020. The Company has 4,822,016 issued and outstanding shares of common stock as of May 31, 2020 and August 31, 2019. These common shares were held by approximately 513 shareholders of record at May 31, 2020 and August 31, 2019.

During Q2 and Q3, FY2020 the Company issued four five-year warrants to purchase 49,060 shares of common stock at an exercise price of either $10.00 per share or $12.50 per share.

Effective as of June 6, 2018, AB International Group Corporation amended its Articles of Incorporation to increase its authorized common stock to One Billion (1,000,000,000) shares, par value $0.001 per share.

During the year ended August 31, 2019, the following 40,600,000 common shares were returned to the Company due to the termination of the Investor Agreement to acquire 51% ownership of iCrowdU Inc:

▪	2,000,000 shares for acquisition of shares of iCrowdU as collateral and 8,000,000 shares as consideration.

▪	20,200,000 issued to Alexander Holtermann for employment as Chief Executive Officer, 10,200,000 to Ian Wright for employment as Chief Operational Officer, and 200,000 to Eichbaum Financial Reporting Services Inc. for consulting fees.

In June, 2019, the Company incurred a 50:1 common reverse stock split . Prior to approval of the reverse split the Company had a total of 177,100,000 issued and outstanding shares of common stock, par value $0.001. On the effective date of the reverse split, the Company has a total of 3,602,016 issued and outstanding shares of common stock, par value $0.001.

Upon the Reverse Split becoming effective, the par value per share of common stock will remain unchanged at $0.001 per share. As a result, on the effective date of the Reverse Split, the stated capital on the Company’s balance sheet attributable to our common stock will be reduced proportionally, based on the exchange ratio of the Reverse Split, from its present amount, and the additional paid-in capital account will be credited with the amount by which the stated capital is reduced. The net income or loss and net book value per share of common stock will be increased, because there will be fewer shares of common stock outstanding.

The Company issued the following common shares during year ended August 31, 2019:

▪	1,975,000 shares issued for consulting services of $59,250 to two third-party consultants during Q1, 2019 and 3,300,000 common shares for consulting services of $99,000 to nine third-party consultants during Q3, 2019

▪	20,100,000 shares for services from officers: 10,000,000 issued to Linqing Ye for employment as Chief Operational Officer, 10,000,000 issued to Lijun Yu for employment as Chief Marketing Officer, 100,000 to Brandy Gao for employment as Chief Financial Officer.

▪	18,000,000 common shares issued at $0.02 per share to five unrelated parties for proceeds of $360,000 during Q2, 2019. The five unrelated parties include Anyone Pictures Limited, Kangdi Liu, Lijun Yu, Zestv Features Limited, and All In One Media Limited.

▪	13,000,000 common shares issued at $0.02 per share to three unrelated parties, including 3,000,000 to Kangdi Liu and 10,000,000 Bonus Media Investment Limited during Q3, 2019 for total proceeds of $260,000 during Q3, 2019.

▪	3,000,000 common shares issued at $0.02 per share to an unrelated third party Zestv Features Limited in Q4, 2019 before the 50:1 reverse stock split for a total proceed of $60,000.

▪	20,000,000 common shares to the Chief Executive Officer Chiyuan Deng with 14,000,000 issued at $0.02 per share in Q3, 2019 and 600,000 shares issued at $2 per share in Q4, 2019 after the 50:1 reverse stock split for total cash proceeds of $1,480,000.

▪	1,220,000 common shares issued at $2 per share after the reverse stock split to five unrelated party, including 100,000 to All In One Media Limited, 60,000 to KangDi Liu, 130,000 to Anyone Pictures Limited, 165,000 to StarEastNet, and 165,000 to Baoyu Chen, for total proceeds of $2,440,000

The Company has 4,822,016 issued and outstanding shares of common stock as of August 31, 2019 and 147,325,000 issued and outstanding shares of common stock as of August 31, 2018, prior to the stock reverse split. These common shares were held by approximately 513 and 32 shareholders of record at August 31, 2019 and 2018, respectively.